Capital Stock - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 26, 2020	Dec. 31, 2019 shares vote / shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Jan. 29, 2020 shares	Nov. 30, 2018 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		0	0
Performance period		3 years
DSUs
Disclosure of classes of share capital [line items]
Conversion rate (in shares)		1
Payments to settle DSUs as a result of a director's resignation | $				$ 1.7
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				14,098
Options
Disclosure of classes of share capital [line items]
Expiration period		10 years
Vesting period		4 years
PSUs
Disclosure of classes of share capital [line items]
Vesting period		3 years
Percentage of shares vested dependent on performance achievements (percent)		100.00%
Premium used in estimating grant date fair value (percent)		102.00%	106.00%	143.00%
Percentage of shares that will vest based on market performance condition and total shareholder return (percent)				60.00%
Award requisite service period		3 years
RSUs
Disclosure of classes of share capital [line items]
Conversion rate (in shares)		1
Vesting period		3 years
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)		0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)		200.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote / shares		1
Conversion rate (in shares)		1
Number of shares issued (in shares)		110,200,000	117,700,000	123,200,000			121,900,000
Number of shares of SVS holder of vested PSU or RSU unit is entitled to (in shares)		1
Subordinate voting shares | LTIP
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		29,000,000
Shares remaining in reserve for issuance (in shares)		10,300,000
Subordinate voting shares | Two Thousand Eighteen NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)		9,500,000
Subordinate voting shares | 2017 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)						10,500,000
Multiple voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote / shares		25
Number of shares issued (in shares)		18,600,000	18,600,000	18,600,000			18,900,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		0
Retirement of the chairman of the board of directors | Other related parties | Mr. William A. Etherington | DSUs
Disclosure of classes of share capital [line items]
Number of shares owned by Mr. Etherington (in shares)					470,000
Award requisite service period	90 days